Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (70,390,903)	$ (40,902,403)
Notional Amount	1,606,944,390	1,647,716,352
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(2,150,524)	(290,478)
Notional Amount	33,807,926	65,896,058
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	634,856,156	1,331,559,116
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	31,746,086	34,525,045
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	154,954,548	210,028,516
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	2,061,840	29,457,793
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	299,496,000	106,128,720
Two to Three Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount		1,913,220
Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	517,637,686
Exchange rate hedge [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(60,827,741)	(45,655,587)
Notional Amount	1,049,018,464	1,303,912,294
Exchange rate hedge [Member] | Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	490,799,070	1,227,557,071
Exchange rate hedge [Member] | One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	40,581,708	76,355,223
Exchange rate hedge [Member] | Four to Five Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	517,637,686
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(60,827,741)	(45,655,587)
Notional Amount	1,049,018,464	1,303,912,294
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	490,799,070	1,227,557,071
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	40,581,708	76,355,223
Exchange rate hedge [Member] | Cash flow hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	517,637,686
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(7,412,638)	5,043,662
Notional Amount	524,118,000	277,908,000
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	112,311,000	69,477,000
Interest rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	112,311,000	104,215,500
Interest rate hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	299,496,000	104,215,500
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(7,412,638)	5,043,662
Notional Amount	524,118,000	277,908,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	112,311,000	69,477,000
Interest rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	112,311,000	104,215,500
Interest rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	$ 299,496,000	$ 104,215,500